Foreign Operations (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Operations
Schedule of financial data by geographic area

	United States	Canada	Philippines	Eliminations	Total
For the Year Ended December 31, 2024 (Successor)
Revenues by geographic area	$6,729	$413	$917	$(917)	$7,142
Operating loss by geographic area	$(11,732)	$(2,054)	$45	$-	$(13,741)
Net loss by geographic area	$(17,081)	$(2,368)	$41	$-	$(19,408)

For the Period from March 15, 2023, to December 31, 2023 (Successor):
Revenues by geographic area	$4,838	$908	$884	$(884)	$5,746
Operating income (loss) by geographic area	$(46,018)	$(2,380)	$190	$-	$(48,208)
Net income (loss) by geographic area	$(47,073)	$(2,332)	$188	$(21)	$(49,238)

For the Period from January 1, 2023, to March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$3	$-	$(4,380)

As of December 31, 2024 (Successor)
Identifiable assets by geographic area	$31,087	$272	$444	$-	$31,803
Long lived assets by geographic area	$15,712	$175	$46	$-	$15,933
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737

As of December 31, 2023 (Successor)
Identifiable assets by geographic area	$38,143	$627	$434	$(2,623)	$36,581
Long lived assets by geographic area	$18,269	$320	$148	$-	$18,737
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737